Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

Capital Appreciation Fund

(the “Fund”)

Supplement dated June 25, 2021 to the Statement of Additional Information (“SAI”) of the Fund,
dated May 25, 2021, as supplemented to date

This Supplement replaces the Fund’s prior SAI supplement dated June 25, 2021.

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Portfolio Managers—Other Accounts” is revised as follows:

The sub-section entitled “Capital Appreciation Fund—BMO AM” is deleted in its entirety and replaced with the following:

Other Accounts (As of March 31, 2021)
			Registered Investment Companies			Pooled Investment Vehicles			Other Accounts
Fund	Advisers/ Subadviser	Portfolio Manager	No. of Accounts	Assets ($ millions)		No. of Accounts	Assets ($ millions)		No. of Accounts	Assets ($ millions)
Capital Appreciation Fund	BMO AM	Ernesto Ramos[1] Jason Hans[1] J.P. Gurnee[1]	8 3 4	$ $ $	1,330 994 840	23 10 10	$ $ $	5,638 3,337 3,337	85 55 51	$ $ $	5,112 2,631 2,525

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.